Loans (Details 7) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Credit Risk Profile
Total loans	$ 884,869,000	$ 948,639,000
Commercial loans (not secured by real estate)
Credit Risk Profile
Total loans	91,172,000	161,740,000
Consumer loans (not secured by real estate)
Credit Risk Profile
Total loans	6,436,000	7,113,000
Single-family residential
Credit Risk Profile
Total loans	266,111,000	272,325,000
Commercial
Credit Risk Profile
Total loans	337,841,000	332,971,000
Multifamily and Farmland
Credit Risk Profile
Total loans	58,366,000	48,880,000
Construction and Land Development
Credit Risk Profile
Total loans	95,760,000	94,124,000
Single-Family Residential - Banco de la Gente Non-Tradtional
Credit Risk Profile
Total loans	23,147,000	26,883,000
Farm Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	796,000	855,000
All Other Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	5,240,000	3,748,000
Good Quality
Credit Risk Profile
Total loans	623,040,000	623,201,000
Good Quality | Single-Family Residential [Member]
Credit Risk Profile
Total loans	129,856,000	115,109,000
Good Quality | Commercial
Credit Risk Profile
Total loans	272,786,000	241,273,000
Good Quality | Commercial Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	68,183,000	128,727,000
Good Quality | Consumer Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	3,510,000	3,826,000
Good Quality | Multifamily and Farmland
Credit Risk Profile
Total loans	54,945	44,890,000
Good Quality | Construction and Land Development
Credit Risk Profile
Total loans	80,325,000	76,897,000
Good Quality | Single-Family Residential - Banco de la Gente Non-Tradtional
Credit Risk Profile
Total loans	8,712,000	10,170,000
Good Quality | Farm Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	792,000	832,000
Good Quality | All Other Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	3,931,000	1,477,000
Excellent Quality
Credit Risk Profile
Total loans	6,875,000	11,179,000
Excellent Quality | Single-Family Residential [Member]
Credit Risk Profile
Total loans	5,923,000	9,867,000
Excellent Quality | Commercial
Credit Risk Profile
Total loans	0	0
Excellent Quality | Commercial Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	371,000	406,000
Excellent Quality | Consumer Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	581,000	678,000
Excellent Quality | Construction and Land Development [Member]
Credit Risk Profile
Total loans	0	228,000
Excellent Quality | Multifamily and Farmland
Credit Risk Profile
Total loans	0	0
Excellent Quality | Single-Family Residential - Banco de la Gente Non-Tradtional
Credit Risk Profile
Total loans	0	0
Excellent Quality | Farm Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	0	0
Excellent Quality | All Other Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	0	0
High Quality
Credit Risk Profile
Total loans	169,179,000	194,001,000
High Quality | Commercial
Credit Risk Profile
Total loans	28,546,000	40,569,000
High Quality | Single-Family Residential
Credit Risk Profile
Total loans	109,337,000	121,331,000
High Quality | Commercial Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	16,177,000	19,187,000
High Quality | Consumer Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	2,039,000	2,237,000
High Quality | Multifamily and Farmland
Credit Risk Profile
Total loans	19,000	22,000
High Quality | Construction and Land Development
Credit Risk Profile
Total loans	11,752,000	9,092,000
High Quality | Single-Family Residential - Banco de la Gente Non-Tradtional
Credit Risk Profile
Total loans	0	0
High Quality | Farm Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	0	0
High Quality | All Other Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	1,309,000	1,563,000
Management Attention
Credit Risk Profile
Total loans	68,169,000	92,523,000
Management Attention | Single-Family Residential [Member]
Credit Risk Profile
Total loans	14,964,000	20,012,000
Management Attention | Consumer Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	284,000	336,000
Management Attention | Commercial
Credit Risk Profile
Total loans	30,937,000	39,370,000
Management Attention | Commercial Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	5,214,000	11,571,000
Management Attention | All Other Loans (Not Secured by Real Estate) [Member]
Credit Risk Profile
Total loans	0	708,000
Management Attention | Multifamily and Farmland
Credit Risk Profile
Total loans	2,754,000	3,274,000
Management Attention | Construction and Land Development
Credit Risk Profile
Total loans	3,534,000	4,917,000
Management Attention | Single-Family Residential - Banco de la Gente Non-Tradtional
Credit Risk Profile
Total loans	10,478,000	12,312,000
Management Attention | Farm Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	4,000	23,000
Watch
Credit Risk Profile
Total loans	10,902,000	20,908,000
Watch | Commercial Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	1,177,000	1,583,000
Watch | Consumer Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	1,000	6,000
Watch | Single-Family Residential
Credit Risk Profile
Total loans	2,464,000	2,947,000
Watch | Commercial
Credit Risk Profile
Total loans	4,938,000	10,871,000
Watch | Multifamily and Farmland
Credit Risk Profile
Total loans	543,000	694,000
Watch | Construction and Land Development
Credit Risk Profile
Total loans	76,000	2,906,000
Watch | Single-Family Residential - Banco de la Gente Non-Tradtional
Credit Risk Profile
Total loans	1,703,000	1,901,000
Watch | Farm Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	0	0
Watch | All Other Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	0	0
Substandard
Credit Risk Profile
Total loans	6,704,000	6,827,000
Substandard | Commercial
Credit Risk Profile
Total loans	634,000	888,000
Substandard | Commercial Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	50,000	266,000
Substandard | Consumer Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	21,000	30,000
Substandard | Single-Family Residential
Credit Risk Profile
Total loans	3,567,000	3,059,000
Substandard | Multifamily and Farmland
Credit Risk Profile
Total loans	105,000	0
Substandard | Construction and Land Development
Credit Risk Profile
Total loans	73,000	84,000
Substandard | Single-Family Residential - Banco de la Gente Non-Tradtional
Credit Risk Profile
Total loans	2,254,000	2,500,000
Substandard | Farm Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	0	0
Substandard | All Other Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	0	0
Doubtful
Credit Risk Profile
Total loans	0	0
Doubtful | Commercial
Credit Risk Profile
Total loans	0	0
Doubtful | Commercial Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	0	0
Doubtful | Consumer Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	0	0
Doubtful | Single-Family Residential
Credit Risk Profile
Total loans	0	0
Doubtful | Multifamily and Farmland
Credit Risk Profile
Total loans	0	0
Doubtful | Construction and Land Development
Credit Risk Profile
Total loans	0	0
Doubtful | Single-Family Residential - Banco de la Gente Non-Tradtional
Credit Risk Profile
Total loans	0	0
Doubtful | Farm Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	0	0
Doubtful | All Other Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	0	0
Loss
Credit Risk Profile
Total loans	0	0
Loss | Commercial
Credit Risk Profile
Total loans	0	0
Loss | Commercial Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	0	0
Loss | Consumer Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	0	0
Loss | Single-Family Residential
Credit Risk Profile
Total loans	0	0
Loss | Multifamily and Farmland
Credit Risk Profile
Total loans	0	0
Loss | Construction and Land Development
Credit Risk Profile
Total loans	0	0
Loss | Single-Family Residential - Banco de la Gente Non-Tradtional
Credit Risk Profile
Total loans	0	0
Loss | Farm Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	0	0
Loss | All Other Loans (Not Secured by Real Estate)
Credit Risk Profile
Total loans	$ 0	$ 0